ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Preliminary Allocation of the Purchase Price	The components of the purchase price are as follows:

(In millions)	January 2, 2024
Cash	$11,156
Common shares (58,608,959 shares at $51.20 per share)	3,001
Total consideration	$14,157

Schedule of Allocation of the Purchase Price
The preliminary allocation of the purchase price is as follows:

(In millions)	Preliminary January 2, 2024	Measurement Period Adjustments	As Adjusted January 2, 2024
Cash and cash equivalents	$394	$(1)	$393
Accounts receivable	408	5	413
Inventories	948	(28)	920
Other current assets	17	—	17
Fixed assets	913	6	919
Intangible assets	6,640	5	6,645
Other assets	284	15	299
Accounts payable	(288)	(2)	(290)
Other liabilities, current	(626)	(37)	(663)
Future income tax obligations	(1,825)	15	(1,810)
Other liabilities	(284)	(17)	(301)
Total identifiable net assets	6,581	(39)	6,542
Goodwill	7,576	31	7,607
Total consideration	$14,157	$(8)	$14,149

Schedule of Intangible Assets Based on Estimate of Fair Value
The Company recorded intangible assets based on its estimate of fair value which consisted of the following:

(In millions)	Estimated Useful Life (in years)	Intangible Assets Acquired
Customer relationships	17	$4,787
Technology	10 - 20	1,051
Trademark	40	679
Backlog	1	123
Other	50	5
Total intangible assets acquired		$6,645

Schedule of Business Acquisition, Pro Forma Information
The following table summarizes the results of the VCS Business since the date of acquisition:

(In millions)	2024
Net sales	$3,266
Net earnings (loss)	(400)
The following unaudited pro forma financial information is presented to illustrate the estimated effects of the acquisition of the VCS Business as if the business combination had occurred on January 1, 2023:

(In millions)	2024	2023
Net sales	$22,486	$23,342
Net earnings (loss)	1,272	1,163